Spirit of America Energy Fund
SPIRIT OF AMERICA ENERGY FUND (the “Energy Fund” or the “Fund”) SUMMARY SECTION
Investment Objective:
The investment objective of the Energy Fund is to provide investors long-term capital appreciation and current income.
Fees and Expenses of the Energy Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Energy Fund. You may qualify for sales charge discounts if you invest at least $25,000 in the funds comprising the Spirit of America Investment Funds, Inc. (collectively referred to as the “Spirit of America Investment Funds”). More information about these and other discounts is available from your financial professional and in “Additional Information About How to Purchase Shares” on page 16 of the Fund’s prospectus and “How to Purchase Shares” on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Spirit of America Energy Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Spirit of America Energy Fund Class A
Management Fees		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.66%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver and/or Expense Reimbursement	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%
[1]	Other Expenses are based on estimated amounts for the current fiscal year. The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued income tax liability, if any, is reflected each day in the Fund's net asset value per share. The income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of income tax expense/(benefit) cannot be reliably predicted from year to year, including with regard to the initial year of the Fund's operations. Certain states may impose a franchise or similar tax on such equity investments. Such taxes are not included in the expense reimbursement cap.
[2]	Spirit of America Management Corp., the Energy Fund's investment adviser (the "Adviser"), has contractually agreed to waive advisory fees and/or reimbursable expenses under an Operating Expenses Agreement so that the total operating expenses of the Energy Fund's Class A Shares will not exceed 1.55% of the average daily net assets of the Energy Fund's Class A Shares. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the Energy Fund until April 30, 2016. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses on short sales, brokerage commissions, acquired fund fees and expenses or expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Energy Fund within the following three years, provided the Energy Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expenses Agreement can be terminated at any time by the Board of Directors, on behalf of the Energy Fund, upon sixty days prior written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Energy Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Energy Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Spirit of America Energy Fund Class A Shares	724	1,098	1,496	2,606

You would pay the same amount of expenses if you did not redeem your shares.
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Spirit of America Energy Fund Class A Shares	724	1,098	1,496	2,606

Portfolio Turnover:
The Energy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Energy Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Energy Fund’s performance. During the most recent fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies:
The Energy Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of energy and energy related companies. The Fund seeks to achieve its investment objective through diversified exposure to U.S. and non-U.S securities of energy companies and energy related companies which are companies that are principally engaged in activities in the energy industry, such as the exploration, production, and transmission of energy or energy fuels; the making and servicing of component products for such activities; energy research; and energy conservation. As part of its investment process, the Adviser relies on the portfolio manager’s investment experience and research to seek investment opportunities in the energy industry that may provide steady sources of capital appreciation and current income without incurring unnecessary risks.
  The Master Limited Partnership (“MLP”) securities in which the Fund invests are generally common units representing limited partnership interests of energy infrastructure MLPs. The Fund will invest in MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal, (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids, (iii) that process, treat, and refine natural gas liquids and crude oil, and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. The Fund may invest in MLPs of all market capitalization ranges.
  The Fund may invest in equity securities, including common stock, preferred stock and convertible preferred stock of companies of any capitalization, whether domestic or foreign, with potential for accelerating growth, above-average growth or growth potential, increasing or consistent profitability and/or a proven history of paying consistent dividends. With respect to 20% of the Fund’s net assets, the Fund may invest in these equity securities issued by non-energy related companies.
  The Fund may invest in fixed income securities of any grade including those rated below investment grade and of any maturity, as well as non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high yield U.S. corporate bonds (i.e., ‘‘junk’’ bonds), floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”). With respect to 20% of the Fund’s net assets, the Fund may invest in these fixed income securities issued by non-energy related companies.
  The Fund may invest in open-end and closed-end investment companies, the retail shares of actively managed and index exchange-traded funds (“ETFs”), and private equity and debt investments that generally will include traditional private equity and venture capital control positions and minority investments in MLPs and energy infrastructure companies. The Fund currently does not intend that hedge funds, collateralized loan obligations and leveraged buyouts, will be included under such private equity investments.
  The Adviser manages the Fund to achieve investment returns that match or outperform the S&P 500 before deducting Fund fees, expenses and taxes, over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Adviser seeks to avoid riskier investments. For example, the Adviser selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the MLPs, and considering other factors such as liquidity. The Adviser believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

Principal Risks of Investing in the Energy Fund:
An investment in the Energy Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Energy Fund’s share price may fluctuate within a wide range. There is no assurance that the Energy Fund will achieve its investment objective. The Energy Fund’s performance could be adversely affected by the following principal risks:
  Limited Operating History.    The Energy Fund has no operating history having commenced operations as of the date of this prospectus. It is designed for long-term investors and not as a trading vehicle. From time to time, the Energy Fund may not achieve the desired portfolio composition and/or diversification. If the Energy Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.
  MLP Risk.    Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.
  MLP Deferred Tax Risk.    The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby the fund will likely not qualify as a regulated investment company for U.S. federal income tax purposes and is thereby taxed as a regular corporation is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, net asset value (“NAV”) and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

  As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.
  MLP Affiliates Risk.    The Fund may invest in the debt and equity securities issued by MLP affiliates and companies that own MLP general partner interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.
  Equity Securities of MLPs Risk.    MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
  MLP Liquidity Risk.    Although common units of MLPs trade on the NYSE, the NASDAQ, and Amex, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.
  Concentration Risk.    The Fund concentrates its investments in securities and other assets of energy and energy related companies. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.
  Industry Specific Risk.    Due to the fact that the Fund normally invests at least 80% of its assets in the securities of companies principally engaged in activities in the energy industry, the Fund’s performance largely depends on the overall condition of the energy industry. The energy industry could be adversely affected by energy prices, supply-and-demand for energy resources, and various political, regulatory, and economic factors.
  Private Equity and Debt Risks.    Private equity and debt investments involve a high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which the Fund may invest in may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. The Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.
  Issuer Risk.    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Non-U.S. Issuer Risk.    Certain companies in which the Fund may invest may be non-U.S. issuers. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional cost, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers
  Reliance on the Adviser Risk.    The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.
  Market Risk.    The market value of the Energy Fund’s investments in equities, including MLP common units, and fixed income securities will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Energy Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors. The equity securities purchased by the Energy Fund may not appreciate in value as the Adviser anticipates.
  Small Cap Company Risk.    Smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.
  Dividend and Distribution Risk.    There can be no assurance that a dividend-paying company will continue to make regular dividend payments. In addition, because the Fund will invest a substantial portion of its net assets in MLPs that the Fund’s distributions will be characterized as returns of capital and will result in a corresponding reduction in a shareholder’s basis.
  Manager Risk.    There is a possibility that poor security selection will cause the Energy Fund to underperform compared to relevant benchmarks or other funds with similar investment objectives.
  Interest Rate Risk.    The Energy Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Even GNMAs and other agency securities (whose principal and interest payments are guaranteed) can decline in price if rates rise.

Performance Information:
The bar chart and performance table illustrating the risks of investing in the Energy Fund and the changes in annual total returns will be provided after the Fund has been in operation for a full calendar year.